Investment Securities - Investment Securities (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015
Contractual Maturities of Investment Securities [Line Items]
Available-for-sale securities, total, amortized cost		$ 66,985	$ 61,817
Available-for-sale securities, total, fair value	[1]	$ 66,284	$ 61,997
Available-for-sale securities, total, weighted-average maturity in years		5 years 1 month 6 days	4 years 8 months 12 days
Available-for-sale securities, total, weighted-average yield		2.06%	2.21%
Held-to-maturity securities, total, amortized cost		$ 42,991	$ 43,590
Held-to-maturity securities, total, fair value		$ 42,435	$ 43,493
Held-to-maturity securities, total, weighted-average maturity in years		4 years 7 months 6 days	4 years 2 months 12 days
Held-to-maturity securities, total, weighted-average yield		1.93%	1.92%
Amortized Cost of Investment Securities		$ 109,976	$ 105,407
Amortized Cost of Investment Securities, Percentage		100.00%	100.00%
U.S. Treasury and Agencies [Member]
Contractual Maturities of Investment Securities [Line Items]
Available-for-sale securities, maturing in one year or less, amortized cost		$ 3,219
Available-for-sale securities, maturing after one year through five years, amortized cost		9,509
Available-for-sale securities, maturing after five years through ten years, amortized cost		4,285
Available-for-sale securities, maturing after ten years, amortized cost		301
Available-for-sale securities, total, amortized cost		17,314	$ 4,611
Available-for-sale securities, maturing in one year or less, fair value		3,218
Available-for-sale securities, maturing after one year through five years, fair value		9,414
Available-for-sale securities, maturing after five years through ten years, fair value		4,203
Available-for-sale securities, maturing after ten years, fair value		292
Available-for-sale securities, total, fair value		$ 17,127	4,596
Available-for-sale securities, maturing in one year or less, weighted-average maturity in years		7 months 6 days
Available-for-sale securities, maturing after one year through five years, weighted-average maturity in years		2 years 8 months 12 days
Available-for-sale securities, maturing after five years through ten years, weighted-average maturity in years		6 years 2 months 12 days
Available-for-sale securities, maturing after ten years, weighted- average maturity in years		10 years 2 months 12 days
Available-for-sale securities, total, weighted-average maturity in years		3 years 3 months 18 days
Available-for-sale securities, maturing in one year or less, weighted-average yield		0.74%
Available-for-sale securities, maturing after one year through five years, weighted-average yield		1.10%
Available-for-sale securities, maturing after five years through ten years, weighted-average yield		1.91%
Available-for-sale securities, maturing after ten years, weighted-average yield		2.26%
Available-for-sale securities, total, weighted-average yield		1.25%
Held-to-maturity securities, maturing in one year or less, amortized cost		$ 450
Held-to-maturity securities, maturing after one year through five years, amortized cost		709
Held-to-maturity securities, maturing after five years through ten years, amortized cost		4,087
Held-to-maturity securities, total, amortized cost		5,246	2,925
Held-to-maturity securities, maturing in one year or less, fair value		450
Held-to-maturity securities, maturing after one year through five years, fair value		715
Held-to-maturity securities, maturing after five years through ten years, fair value		3,961
Held-to-maturity securities, total, fair value		$ 5,126	2,919
Held-to-maturity securities, maturing in one year or less, weighted-average maturity in years		6 months
Held-to-maturity securities, maturing after one year through five years, weighted-average maturity in years		2 years 8 months 12 days
Held-to-maturity securities, maturing after five years through ten years, weighted-average maturity in years		6 years 8 months 12 days
Held-to-maturity securities, total, weighted-average maturity in years		5 years 7 months 6 days
Held-to-maturity securities, maturing in one year or less, weighted-average yield		0.98%
Held-to-maturity securities, maturing after one year through five years, weighted-average yield		1.78%
Held-to-maturity securities, maturing after five years through ten years, weighted-average yield		1.77%
Held-to-maturity securities, total, weighted-average yield		1.71%
Amortized Cost of Investment Securities		$ 22,560	$ 7,536
Amortized Cost of Investment Securities, Percentage		20.50%	7.20%
Mortgage-Backed Securities [Member]
Contractual Maturities of Investment Securities [Line Items]
Available-for-sale securities, maturing in one year or less, amortized cost		$ 161
Available-for-sale securities, maturing after one year through five years, amortized cost		19,304
Available-for-sale securities, maturing after five years through ten years, amortized cost		22,222
Available-for-sale securities, maturing after ten years, amortized cost		2,304
Available-for-sale securities, total, amortized cost		43,991
Available-for-sale securities, maturing in one year or less, fair value		165
Available-for-sale securities, maturing after one year through five years, fair value		19,279
Available-for-sale securities, maturing after five years through ten years, fair value		21,834
Available-for-sale securities, maturing after ten years, fair value		2,312
Available-for-sale securities, total, fair value		$ 43,590
Available-for-sale securities, maturing in one year or less, weighted-average maturity in years		8 months 12 days
Available-for-sale securities, maturing after one year through five years, weighted-average maturity in years		4 years 2 months 12 days
Available-for-sale securities, maturing after five years through ten years, weighted-average maturity in years		5 years 9 months 18 days
Available-for-sale securities, maturing after ten years, weighted- average maturity in years		12 years 2 months 12 days
Available-for-sale securities, total, weighted-average maturity in years		5 years 4 months 24 days
Available-for-sale securities, maturing in one year or less, weighted-average yield		4.15%
Available-for-sale securities, maturing after one year through five years, weighted-average yield		2.06%
Available-for-sale securities, maturing after five years through ten years, weighted-average yield		1.79%
Available-for-sale securities, maturing after ten years, weighted-average yield		1.70%
Available-for-sale securities, total, weighted-average yield		1.91%
Held-to-maturity securities, maturing in one year or less, amortized cost		$ 271
Held-to-maturity securities, maturing after one year through five years, amortized cost		25,882
Held-to-maturity securities, maturing after five years through ten years, amortized cost		11,317
Held-to-maturity securities, maturing after ten years, amortized cost		237
Held-to-maturity securities, total, amortized cost		37,707
Held-to-maturity securities, maturing in one year or less, fair value		273
Held-to-maturity securities, maturing after one year through five years, fair value		25,680
Held-to-maturity securities, maturing after five years through ten years, fair value		11,071
Held-to-maturity securities, maturing after ten years, fair value		239
Held-to-maturity securities, total, fair value		$ 37,263
Held-to-maturity securities, maturing in one year or less, weighted-average maturity in years		8 months 12 days
Held-to-maturity securities, maturing after one year through five years, weighted-average maturity in years		3 years 9 months 18 days
Held-to-maturity securities, maturing after five years through ten years, weighted-average maturity in years		5 years 8 months 12 days
Held-to-maturity securities, maturing after ten years, weighted-average maturity in years		11 years 1 month 6 days
Held-to-maturity securities, total, weighted-average maturity in years		4 years 4 months 24 days
Held-to-maturity securities, maturing in one year or less, weighted-average yield		2.83%
Held-to-maturity securities, maturing after one year through five years, weighted-average yield		1.99%
Held-to-maturity securities, maturing after five years through ten years, weighted-average yield		1.86%
Held-to-maturity securities, maturing after ten years, weighted-average yield		1.62%
Held-to-maturity securities, total, weighted-average yield		1.96%
Amortized Cost of Investment Securities		$ 81,698	$ 91,265
Amortized Cost of Investment Securities, Percentage		74.30%	86.60%
Asset-Backed Securities [Member]
Contractual Maturities of Investment Securities [Line Items]
Available-for-sale securities, maturing after one year through five years, amortized cost		$ 252
Available-for-sale securities, maturing after five years through ten years, amortized cost		223
Available-for-sale securities, total, amortized cost		475
Available-for-sale securities, maturing after one year through five years, fair value		256
Available-for-sale securities, maturing after five years through ten years, fair value		227
Available-for-sale securities, total, fair value		$ 483
Available-for-sale securities, maturing after one year through five years, weighted-average maturity in years		3 years 10 months 24 days
Available-for-sale securities, maturing after five years through ten years, weighted-average maturity in years		5 years 4 months 24 days
Available-for-sale securities, total, weighted-average maturity in years		4 years 7 months 6 days
Available-for-sale securities, maturing after one year through five years, weighted-average yield		3.18%
Available-for-sale securities, maturing after five years through ten years, weighted-average yield		3.49%
Available-for-sale securities, total, weighted-average yield		3.32%
Held-to-maturity securities, maturing after one year through five years, amortized cost		$ 5
Held-to-maturity securities, maturing after five years through ten years, amortized cost		2
Held-to-maturity securities, maturing after ten years, amortized cost		1
Held-to-maturity securities, total, amortized cost		8
Held-to-maturity securities, maturing after one year through five years, fair value		8
Held-to-maturity securities, maturing after five years through ten years, fair value		2
Held-to-maturity securities, maturing after ten years, fair value		6
Held-to-maturity securities, total, fair value		$ 16
Held-to-maturity securities, maturing in one year or less, weighted-average maturity in years		1 month 6 days
Held-to-maturity securities, maturing after one year through five years, weighted-average maturity in years		3 years 1 month 6 days
Held-to-maturity securities, maturing after five years through ten years, weighted-average maturity in years		5 years 9 months 18 days
Held-to-maturity securities, maturing after ten years, weighted-average maturity in years		11 years 6 months
Held-to-maturity securities, total, weighted-average maturity in years		5 years
Held-to-maturity securities, maturing in one year or less, weighted-average yield		1.38%
Held-to-maturity securities, maturing after one year through five years, weighted-average yield		1.39%
Held-to-maturity securities, maturing after five years through ten years, weighted-average yield		1.53%
Held-to-maturity securities, maturing after ten years, weighted-average yield		1.52%
Held-to-maturity securities, total, weighted-average yield		1.45%
Amortized Cost of Investment Securities		$ 483	$ 558
Amortized Cost of Investment Securities, Percentage		0.40%	0.50%
Obligations of State and Political Subdivisions [Member]
Contractual Maturities of Investment Securities [Line Items]
Available-for-sale securities, maturing in one year or less, amortized cost		$ 1,573
Available-for-sale securities, maturing after one year through five years, amortized cost		517
Available-for-sale securities, maturing after five years through ten years, amortized cost		1,771
Available-for-sale securities, maturing after ten years, amortized cost		1,306
Available-for-sale securities, total, amortized cost		5,167	$ 5,149
Available-for-sale securities, maturing in one year or less, fair value		1,593
Available-for-sale securities, maturing after one year through five years, fair value		530
Available-for-sale securities, maturing after five years through ten years, fair value		1,732
Available-for-sale securities, maturing after ten years, fair value		1,184
Available-for-sale securities, total, fair value		$ 5,039	5,316
Available-for-sale securities, maturing in one year or less, weighted-average maturity in years		4 months 24 days
Available-for-sale securities, maturing after one year through five years, weighted-average maturity in years		2 years 7 months 6 days
Available-for-sale securities, maturing after five years through ten years, weighted-average maturity in years		8 years 1 month 6 days
Available-for-sale securities, maturing after ten years, weighted- average maturity in years		20 years
Available-for-sale securities, total, weighted-average maturity in years		8 years 2 months 12 days
Available-for-sale securities, maturing in one year or less, weighted-average yield		7.09%
Available-for-sale securities, maturing after one year through five years, weighted-average yield		6.15%
Available-for-sale securities, maturing after five years through ten years, weighted-average yield		5.30%
Available-for-sale securities, maturing after ten years, weighted-average yield		5.05%
Available-for-sale securities, total, weighted-average yield		5.87%
Held-to-maturity securities, maturing after five years through ten years, amortized cost		$ 6
Held-to-maturity securities, total, amortized cost		6	8
Held-to-maturity securities, maturing after five years through ten years, fair value		7
Held-to-maturity securities, total, fair value		$ 7	8
Held-to-maturity securities, maturing in one year or less, weighted-average maturity in years		3 months 18 days
Held-to-maturity securities, maturing after one year through five years, weighted-average maturity in years		2 years 6 months
Held-to-maturity securities, maturing after five years through ten years, weighted-average maturity in years		8 years 9 months 18 days
Held-to-maturity securities, total, weighted-average maturity in years		8 years 4 months 24 days
Held-to-maturity securities, maturing in one year or less, weighted-average yield		8.20%
Held-to-maturity securities, maturing after one year through five years, weighted-average yield		8.15%
Held-to-maturity securities, maturing after five years through ten years, weighted-average yield		3.30%
Held-to-maturity securities, total, weighted-average yield		3.59%
Amortized Cost of Investment Securities		$ 5,173	$ 5,157
Amortized Cost of Investment Securities, Percentage		4.70%	4.90%
Other Debt Securities and Obligations of Foreign Governments [Member]
Contractual Maturities of Investment Securities [Line Items]
Available-for-sale securities, maturing after ten years, amortized cost		$ 11
Available-for-sale securities, total, amortized cost		11
Available-for-sale securities, maturing after ten years, fair value		9
Available-for-sale securities, total, fair value		$ 9
Available-for-sale securities, maturing after ten years, weighted- average maturity in years		20 years 4 months 24 days
Available-for-sale securities, total, weighted-average maturity in years		20 years 4 months 24 days
Available-for-sale securities, maturing after ten years, weighted-average yield		5.65%
Available-for-sale securities, total, weighted-average yield		5.65%
Held-to-maturity securities, maturing in one year or less, amortized cost		$ 8
Held-to-maturity securities, maturing after one year through five years, amortized cost		16
Held-to-maturity securities, total, amortized cost		24
Held-to-maturity securities, maturing in one year or less, fair value		8
Held-to-maturity securities, maturing after one year through five years, fair value		15
Held-to-maturity securities, total, fair value		$ 23
Held-to-maturity securities, maturing in one year or less, weighted-average maturity in years		3 months 18 days
Held-to-maturity securities, maturing after one year through five years, weighted-average maturity in years		3 years 9 months 18 days
Held-to-maturity securities, total, weighted-average maturity in years		2 years 7 months 6 days
Held-to-maturity securities, maturing in one year or less, weighted-average yield		2.15%
Held-to-maturity securities, maturing after one year through five years, weighted-average yield		1.65%
Held-to-maturity securities, total, weighted-average yield		1.82%
Amortized Cost of Investment Securities		$ 62	$ 891
Amortized Cost of Investment Securities, Percentage		0.10%	0.80%
Other Investments Including Perpetual Preferred Securities [Member]
Contractual Maturities of Investment Securities [Line Items]
Available-for-sale securities, total, amortized cost		$ 27
Available-for-sale securities, total, fair value		$ 36

[1]	Includes only collateral pledged by the Company where counterparties have the right to sell or pledge the collateral.